Related Party Transactions - Additional Information (Detail) - HC associates [Member] $ in Thousands, $ in Thousands	1 Months Ended
	Aug. 31, 2023 TWD ($)	Aug. 31, 2023 USD ($)	Sep. 30, 2021 TWD ($)
Disclosure of transactions between related parties [line items]
Real estate properties acquired			$ 2,362,000
Percentage of building ownership acquired	74.46%
Additions other than through business combinations, property, plant and equipment	$ 1,666,600	$ 54,428